Subsidiaries - Schedule of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Critical Metals Corp [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	British Virgin Islands
Ownership Interest
European Lithium AT (Investments) Ltd [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	British Virgin Islands
Ownership Interest	100.00%	100.00%
ECM Lithium AT GmbH [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	Austria
Ownership Interest	100.00%	100.00%
ECM Lithium AT Operating GmbH [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	Austria
Ownership Interest	100.00%	100.00%
Sizzle Acquisition Corp [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	USA
Ownership Interest	100.00%	100.00%
Critical BTC LLC [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	USA
Ownership Interest	100.00%	100.00%
Tanbreez Mining Greenland A/S [Member]
Schedule of Subsidiaries [Line Items]
Country of Incorporation	Greenland
Ownership Interest	92.50%